Stock-based compensation	12 Months Ended
Mar. 31, 2026
Disclosure Of Share based Payment Arrangements [Abstract]
Stock-based compensation
31. Stock-based compensation
(1) Restricted stock plan

(i)	Overview of the system
To encourage initiatives that enhance corporate value over the medium to long term, and to foster a stronger sense of responsibility in each director as a manager while promoting management aligned with shareholders’ interests, TMC has adopted a restricted share-based compensation plan. TMC has established an annual stock-based compensation limit of up to ¥4 billion for its members of the Board of Directors (excluding outside members of the Board of Directors and those who are Audit & Supervisory Committee members), and the total number of restricted shares that may be allocated is limited to 4 million shares per year.
This is a plan in which, in order to grant the restricted shares, TMC provides monetary claims as compensation to the recipients, the recipients then contribute the full amount of those claims as payment in kind, and TMC issues or transfers common shares to the recipients. TMC enters into a restricted share allocation agreement (the “Allocation Agreement”) with each recipient. Under the Allocation Agreement, the recipient’s allocated common shares are subject to transfer restrictions (prohibiting transfer, creation of security interests, and other dispositions) for a period pre-determined by TMC’s Board of Directors to be between three and fifty years from the allocation date (the “Restriction Period”). The transfer restrictions are lifted upon expiration of the Restriction Period; however, they are also lifted if the director leaves office due to expiration of term, death, or other justifiable reasons. In addition, if the director engages in conduct that violates laws or meets other conditions specified by TMC’s Board of Directors during the Restriction Period, TMC may acquire all allocated shares without compensation.

(ii)	Number of shares granted during the period and their fair value

	For the years ended March 31,
	2024	2025	2026
Grant date	June 30, 2023	June 28, 2024	June 30, 2025
Number of shares granted (shares)	475,600	617,500	689,400
Fair value per share on the grant date (Yen)	1,916.5	3,599	2,706

(Note 1)	The fair value on the grant date is calculated based on the market price of TMC’s shares.

(Note 2)	Expected dividends are not incorporated into the measurement of fair value.
(2) Restricted stock unit plan

(i)	Overview of the system
If a relevant director (“Relevant Director”) or any other covered person who is eligible to receive an allocation of restricted shares is a non-resident of Japan at the time of allocation, TMC may, for the purpose of complying with laws and avoiding tax disadvantages in the person’s country of residence, apply restricted stock units (RSUs) in place of the restricted shares described above. Except for (i) delivering common shares upon the expiration of the period equivalent to the transfer restriction period and (ii) paying cash to the heirs of the Relevant Director or other covered person in the event of their death instead of delivering common shares, the terms and conditions will be the same as those of our restricted share awards. TMC’s restricted share awards and restricted stock units will be administered together within the overall stock-based compensation pool.

In addition, stock-based awards to Relevant Directors or other covered persons who are retiring may be granted without transfer restrictions. TMC may also pay retiring Relevant Directors or other covered persons, or Relevant Directors or other covered persons who are non-residents of Japan, in cash.

(ii)	Number of shares granted during the period and fair value
The per-share fair value of this plan on the grant date was ¥3,599 for the year ended March 31, 2025 and ¥2,706 for the year ended March 31, 2026. With respect to the number of shares, TMC will deliver the predetermined number of its common shares after the rights calculation period ends.

(Note 1)	The fair value on the grant date is calculated based on the market price of TMC’s shares.

(Note 2)	Expected dividends are not incorporated into the measurement of fair value.
(3) ESOP trust

(i)	Overview of the system
Amid a once-in-a-century transformation in the automotive industry, TMC is undertaking a transformation into a mobility company. TMC expects senior leaders who lead on-site execution to drive future-facing initiatives with the mission of “mass-producing happiness”. To accelerate these efforts and contribute to medium- to long-term increases in corporate value by working together with management, TMC has introduced a share-based compensation plan (the “Plan”) starting with the year ended March 31, 2026, for certain executives who meet specified requirements (hereinafter, the “Eligible Employees”).
The Plan uses an equity-settled stock grant ESOP (Employee Stock Ownership Plan) trust. Under the share delivery rules established in advance, Eligible Employees will, in principle after retirement, receive deliveries and payments consisting of TMC shares, cash equivalent to the proceeds from disposing of TMC shares, and dividends from TMC shares.

(ii)	Number of points granted during the period and the fair value per point
The fair value of TMC’s shares granted during the period was calculated based on the following assumptions.

	For the years ended March 31,
	2024	2025	2026
Number of points granted during the period	—	—	220,100
Fair value per share on the grant date (Yen) (Note 1)	—	—	2,940
Vesting conditions	—	—	(Note 2)

(Note 1)	With respect to the granting of points, their fair value is measured based on observable market prices. Expected dividends are not incorporated into the fair value measurement.

(Note 2)	As a rule, continuous employment through the vesting date is a vesting condition.
(4) Expenses related to stock-based compensation
Expenses related to stock-based compensation amounted to ¥971 million in the year ended March 31, 2024, ¥2,833 million in the year ended March 31, 2025 and ¥2,578 million in the year ended March 31, 2026, and are included in “Selling, General and Administrative Expenses” on the consolidated statement of income.

(5) Liabilities arising from stock-based compensation
Liabilities arising from stock-based compensation amounted to ¥142 million in the year ended March 31, 2025 and ¥195 million in the year ended March 31, 2026, and are included in “Accrued Expenses” in the consolidated statement of financial position.